Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 5,831	¥ 5,879	¥ 5,526
Interest cost	698	585	721
Expected return on plan assets	(2,427)	(2,806)	(2,723)
Amortization of prior service credit	(178)	(820)	(897)
Amortization of net actuarial loss	1,320	1,156	844
Amortization of transition obligation	0	0	0
Net periodic pension cost	5,244	3,994	3,471
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,288	3,566	3,186
Interest cost	1,711	1,634	2,002
Expected return on plan assets	(3,618)	(4,262)	(4,407)
Amortization of prior service credit	(269)	(208)	(174)
Amortization of net actuarial loss	313	739	75
Amortization of transition obligation	1	1	7
Net periodic pension cost	¥ 1,426	¥ 1,470	¥ 689